Condensed Statements of Operations and Comprehensive Income Loss (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Net Sales	$ 2,059	$ 1,875	$ 3,895	$ 3,483	$ 7,028	$ 6,449	$ 6,313
Cost of sales	1,465	1,342	2,778	2,490	5,014	4,608	4,545
Gross Profit	594	533	1,117	993	2,014	1,841	1,768
Operating expenses:
Selling, general and administrative	408	385	805	755	1,532	1,455	1,453
Depreciation and amortization	83	82	166	164	327	341	359
Restructuring						8	21
Goodwill impairment							219
Total operating expenses	491	467	971	919	1,859	1,804	2,052
Operating Income (Loss)	103	66	146	74	155	37	(284)
Interest expense	158	159	324	317	639	623	602
Other (income) expense, net			220	(1)		(1)	(208)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(55)	(93)	(398)	(242)	(484)	(585)	(678)
Provision (benefit) for income taxes	1	15	34	35	79	28	(198)
Income (Loss) from Continuing Operations	(56)	(108)	(432)	(277)	(563)	(613)	(480)
Income (loss) from discontinued operations, net of tax		7	16	12	20	(6)	(34)
Net Income (Loss)	(56)	(101)	(416)	(265)	(543)	(619)	(514)
Other comprehensive income - foreign currency translation adjustment	(3)	(1)		7	(1)	9	19
Total Comprehensive Income (Loss)	(59)	(102)	(416)	(258)	(544)	(609)	(493)
Parent Issuer
Operating expenses:
Selling, general and administrative	16	18	36	36	78	82	83
Depreciation and amortization	3	3	7	6	12	16	22
Restructuring							1
Total operating expenses	19	21	43	42	90	98	106
Operating Income (Loss)	(19)	(21)	(43)	(42)	(90)	(98)	(106)
Interest expense	179	178	367	357	722	701	679
Interest (income)	(75)	(74)	(150)	(148)	(299)	(298)	(304)
Other (income) expense, net			220	(1)		(1)	(206)
Net (earnings) loss of equity affiliates	(65)	(20)	(72)	27	30	178	348
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(58)	(105)	(408)	(277)	(543)	(678)	(623)
Provision (benefit) for income taxes	(2)	6	16	8	32	(17)	(70)
Income (Loss) from Continuing Operations	(56)	(111)	(424)	(285)	(575)	(661)	(553)
Income (loss) from discontinued operations, net of tax		10	8	20	32	42	39
Net Income (Loss)	(56)	(101)	(416)	(265)	(543)	(619)	(514)
Other comprehensive income - foreign currency translation adjustment	(3)	(1)		7
Total Comprehensive Income (Loss)	(59)	(102)	(416)	(258)
Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Net Sales	1,954	1,770	3,690	3,282	6,630	6,085	5,987
Cost of sales	1,388	1,264	2,627	2,342	4,720	4,339	4,301
Gross Profit	566	506	1,063	940	1,910	1,746	1,686
Operating expenses:
Selling, general and administrative	371	347	726	677	1,372	1,302	1,304
Depreciation and amortization	79	79	158	157	313	322	334
Restructuring						8	21
Goodwill impairment							196
Total operating expenses	450	426	884	834	1,685	1,632	1,855
Operating Income (Loss)	116	80	179	106	225	114	(169)
Interest expense	75	74	150	148	298	298	305
Interest (income)			(2)	(1)	(3)	(4)	(11)
Other (income) expense, net							7
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	41	6	31	(41)	(70)	(180)	(470)
Provision (benefit) for income taxes	(6)		(3)	8	10	6	(148)
Income (Loss) from Continuing Operations	47	6	34	(49)	(80)	(186)	(322)
Income (loss) from discontinued operations, net of tax		(4)	8	(11)	(15)	(49)	(72)
Net Income (Loss)	47	2	(42)	(60)	(95)	(235)	(394)
Total Comprehensive Income (Loss)	47	2	(42)	(60)
Non-Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Net Sales	105	105	205	201	398	364	326
Cost of sales	77	78	151	148	294	269	244
Gross Profit	28	27	54	53	104	95	82
Operating expenses:
Selling, general and administrative	21	20	43	42	82	71	66
Depreciation and amortization	1		1	1	2	3	3
Restructuring							(1)
Goodwill impairment							23
Total operating expenses	22	20	44	43	84	74	91
Operating Income (Loss)	6	7	10	10	20	21	(9)
Interest expense		1		1	1
Interest (income)	(21)	(20)	(41)	(40)	(80)	(74)	(67)
Other (income) expense, net							(9)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	27	26	51	49	99	95	67
Provision (benefit) for income taxes	9	9	21	19	37	39	20
Income (Loss) from Continuing Operations	18	17	30	30	62	56	47
Income (loss) from discontinued operations, net of tax		1		3	3	1	(1)
Net Income (Loss)	18	18	30	33	65	57	46
Other comprehensive income - foreign currency translation adjustment	(3)	(1)		7
Total Comprehensive Income (Loss)	15	17	30	40
Eliminations
Operating expenses:
Interest expense	(96)	(94)	(193)	(189)	(382)	(376)	(382)
Interest (income)	96	94	193	189	382	376	382
Net (earnings) loss of equity affiliates	65	20	72	(27)	(30)	(178)	(348)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(65)	(20)	(72)	27	30	178	348
Income (Loss) from Continuing Operations	(65)	(20)	(72)	27	30	178	348
Net Income (Loss)	(65)	(20)	(72)	27	30	178	348
Other comprehensive income - foreign currency translation adjustment	3	1		(7)
Total Comprehensive Income (Loss)	$ (62)	$ (19)	$ (72)	$ 20